Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Property, plant and equipment.
Property, plant and equipment

C11  Property, plant and equipment

Property, plant and equipment comprise Group occupied properties and tangible assets. Property, plant and equipment also includes right-of-use assets for operating leases of properties occupied by the Group and leases of equipment and other tangible assets. All property, plant and equipment, including the right-of-use assets under operating leases, are held at cost less cumulative depreciation, calculated using the straight-line method, and impairment charge.

A reconciliation of the carrying amount of the Group's property, plant and equipment from the beginning to the end of the years shown is as follows:

	2021 $m				2020 $m
	Group				Group
	occupied	Tangible	Right-of-		occupied	Tangible	Right-of-
	property	assets	use assets	Total	property	assets	use assets	Total
Balance at 1 Jan
Cost	355	707	710	1,772	351	687	734	1,772
Accumulated depreciation	(88)	(523)	(268)	(879)	(76)	(490)	(141)	(707)
Opening net book amount	267	184	442	893	275	197	593	1,065
Removal of discontinued US operations	(242)	(32)	(35)	(309)	—	—	—	—
Additions	—	36	59	95	3	56	21	80
Depreciation and impairment charge	(1)	(45)	(123)	(169)	(9)	(64)	(145)	(218)
Disposals, transfers and lease modifications	—	—	(22)	(22)	(3)	(13)	(25)	(41)
Effect of movements in exchange rates	(1)	(3)	(6)	(10)	1	8	(2)	7
Balance at 31 Dec	23	140	315	478	267	184	442	893
Representing:
Cost	33	489	678	1,200	355	707	710	1,772
Accumulated depreciation	(10)	(349)	(363)	(722)	(88)	(523)	(268)	(879)
Closing net book amount	23	140	315	478	267	184	442	893

The Group does not have any right-of-use assets that would meet the definition of investment property. As at 31 December 2021, total right-of-use assets comprised $311 million (31 December 2020: $402 million from continuing operations; $27 million from discontinued operations) of property and $4 million (31 December 2020: $5 million from continuing operations; $8 million from discontinued operations) of non-property assets. Of the $315 million (31 December 2020: $407 million from continuing operations; $35 million from discontinued operations) total right-of-use assets, $128 million (31 December 2020: $182 million from continuing operations) were held by the Group’s with-profits businesses.

Extension and termination options are included in a number of property and equipment leases across the Group. These are used to maximise operational flexibility in terms of managing the assets used in the Group’s operations. The majority of extension and termination options held are exercisable only by the Group and not by the respective lessor. The Group assesses at lease commencement whether it is reasonably certain to exercise the option. This assertion is revisited if there is a material change in circumstances. As at 31 December 2021, the undiscounted value of lease payments beyond the break period not recognised in the lease liabilities from continuing operations is $201 million (31 December 2020: $179 million).

The Group has non-cancellable property subleases which have been classified as operating leases under IFRS 16. The sublease rental income received in 2021 for the leases is $6 million (2020: $6 million from continuing operations).

Tangible assets

At 31 December 2021, of the $140 million (31 December 2020: $152 million from continuing operations; $32 million from discontinued operations) tangible assets, $63 million (31 December 2020: $72 million from continuing operations) were held by the Group’s with-profits businesses.

Capital expenditure: property, plant and equipment by segment

The capital expenditure on property, plant and equipment from continuing operations in 2021 of $36 million (2020: $57 million) arose as follows:

	2021 $m	2020 $m
Hong Kong	9	10
Indonesia	1	1
Malaysia	2	3
Singapore	1	5
Growth markets and other	19	14
Eastspring	3	2
Total segment	35	35
Unallocated to a segment (central operations)	1	22
Total capital expenditure on property, plant and equipment from continuing operations	36	57